Derivative financial instruments (Details - Forward and swap contracts - notional value) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 6,526,651	R$ 691,792
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,043,208
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,011,196
1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	2,231,995
Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,240,252
Short position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	6,380,611	681,478
Short position [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	929,624
Short position [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	981,600
Short position [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	2,231,995
Short position [Member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,237,392
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	40,500	78,000
Swap contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Swap contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	27,000
Swap contract [member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	13,500
Swap contract [member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Forward derivatives
Disclosure of detailed information about financial instruments [line items]
Notional value	2,103	0
Forward derivatives | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Forward derivatives | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,103
Forward derivatives | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Forward derivatives | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	6,338,008	603,478
Future derivatives [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	929,624
Future derivatives [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	952,497
Future derivatives [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	2,218,495
Future derivatives [Member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,237,392
Long position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	146,040	10,314
Long position [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	113,584
Long position [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	29,596
Long position [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Long position [Member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,860
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	24,223	0
Forward contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	20,403
Forward contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	3,820
Forward contract [member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Forward contract [member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	121,817	R$ 10,314
Future derivatives [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	93,181
Future derivatives [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	25,776
Future derivatives [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Future derivatives [Member] | Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 2,860